Available-for-sale Financial Assets - Summary of Available-for-sale Financial Assets (Detail) $ in Millions	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [line items]
Financial assets available-for-sale	$ 98,248.5
Current portion	93,374.2
Noncurrent portion	4,874.3
Corporate bonds [member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	40,165.2
Agency bonds/Agency mortgage-backed securities [member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	29,235.4
Asset-backed securities [Member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	13,459.5
Government bonds [member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	7,817.7
Non-publicly traded stocks [member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	4,874.3
Publicly traded stocks [member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	2,548.1
Commercial paper [member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	$ 148.3